Consolidated Statements of Comprehensive Loss - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	¥ (872,926,433)	¥ (744,748,251)	¥ (382,929,166)
Other comprehensive income (loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(2,116,740)	(1,520,393)	(548,029)
Unrealized gain on short-term investment, net of nil income taxes	3,584,872	2,133,528
Amounts reclassified from accumulated other comprehensive income	(5,718,400)
Foreign currency translation adjustment, net of nil income taxes	8,741,308	(19,356,001)	(2,889,641)
Total comprehensive loss	(868,435,393)	(763,491,117)	(386,366,836)
Less: Comprehensive loss (income) attributable to non-controlling interests	(3,323,950)	2,103,019	1,208,147
Comprehensive loss attributable to shareholders of the Company	¥ (871,759,343)	¥ (761,388,098)	¥ (385,158,689)